Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Central Index Key	0000820892
Amendment Flag	false
Document Creation Date	Dec 14, 2012
Document Effective Date	Dec 14, 2012
Prospectus Date	Feb 29, 2012

Nuveen Tactical Market Opportunities Fund
Nuveen Tactical Market Opportunities Fund
Investment Objective
The investment objective of the fund is to earn a positive total return over a reasonable period of time, regardless of market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 88 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 90 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-92 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Tactical Market Opportunities Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Tactical Market Opportunities Fund		Class A	Class C	Class I
Management Fees		0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses		0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	[1]	1.66%	2.41%	1.41%
Fee Waivers and/or Expense Reimbursement		(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.42%	2.17%	1.17%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through February 28, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.20%, 1.95%, and 0.95% for Class A, Class C and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond February 28, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Tactical Market Opportunities Fund (USD $)	Class A	Class C	Class I
1 Year	711	220	119
3 Years	1,046	729	423
5 Years	1,404	1,264	748
10 Years	2,408	2,728	1,670

No Redemption
Expense Example, No Redemption Nuveen Tactical Market Opportunities Fund (USD $)	Class A	Class C	Class I
1 Year	711	220	119
3 Years	1,046	729	423
5 Years	1,404	1,264	748
10 Years	2,408	2,728	1,670

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 177% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index (the “Treasury Bill Index”) by 400 basis points, or 4%, on an annualized basis. The Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. U.S. Treasury bills are backed by the full faith and credit of the U.S. government, and are generally considered a risk free investment. Investing in the fund, on the other hand, involves certain risks, including the risk of loss. In addition, an investment in the fund will be more volatile than an investment in U.S. Treasury bills. The fund’s portfolio managers will manage volatility by attempting to limit the fund’s tracking error relative to the Treasury Bill Index to a level consistent with achieving the return that the fund is seeking.

The fund seeks to outperform the Treasury Bill Index over a reasonable period of time, although there is no guarantee that it will be able to do so. Over shorter periods of time, investment returns will fluctuates as market conditions vary and may be lower than those of the Treasury Bill Index. Thus, the fund is designed for investors with longer term investment horizons – generally at least three years or more.

The fund seeks to achieve its objective by investing its assets across the following asset classes:
          U.S., international and emerging market equity securities,
          U.S., international and emerging market debt securities, including high-yield debt securities,
          Commodities,
          Currencies, and
          High quality, short-term debt securities and money market funds.
The fund gains exposure to the above asset classes (i) by investing in derivative instruments and exchange-traded funds (“ETFs”), (ii) by creating custom baskets of equity and debt securities, where each basket is designed to track the performance of a particular securities index (such as an industry, sector, country or region index) within certain parameters, and (iii) by investing directly in U.S. Treasury obligations, non-U.S. government obligations that have an investment grade rating from at least one rating agency and money market funds.

The fund will use derivative instruments such as options; futures contracts, including futures on equity and commodities indices, interest rate futures and currency futures; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. Derivatives may be entered into on established exchanges, either in the U.S. or in non-U.S. countries, or through privately negotiated transactions referred to as over-the-counter derivatives. In using derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investment, pool of investments, index or currency) and short positions (the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency).

The fund’s sub-adviser may allocate the fund’s assets among the different asset classes in different proportions at different times. The fund is not required to allocate its investments among the asset classes in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

The sub-adviser allocates assets among the various asset classes based on its forecasted returns and its risk assessment for each asset class. The sub-adviser will seek to take advantage of both investment opportunities that are believed to have a high probability of success (long investment) and a high probability of failure (short investment). The sub-adviser regularly assesses and manages the overall risk profile of the fund’s portfolio, based on the fund’s exposure to each asset class, the volatility of the asset classes, and the correlation of returns among the different asset classes.
Principal Risks
The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, index-based ETFs are subject to tracking error risk, which is described below. ETFs are subject to fees and expenses (like management fees and operating expenses) and the fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities, which may detract from the fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies Risk—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Tracking Error Risk—The performance of an index-based ETF or a custom basket of securities designed to track the performance of an index may not replicate the performance of the index.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.
The bar chart below shows the variability of the fund’s performance from year to year for Class I shares.
Class I Annual Total Return

During the two-year period ended December 31, 2011, the fund’s highest and lowest quarterly returns were 4.45% and -0.20%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class A or Class C shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Nuveen Tactical Market Opportunities Fund	Inception Date	1 Year	Since Inception
Class I	Dec 30, 2009	7.62%	6.65%
Class I (return after taxes on distributions)	Dec 30, 2009	6.94%	6.17%
Class I (return after taxes on distributions and sale of fund shares)	Dec 30, 2009	5.04%	5.43%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.10%	0.11%
Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)		(1.24%)	5.20%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Nuveen Tactical Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tactical Market Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to earn a positive total return over a reasonable period of time, regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 88 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 90 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-92 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 177% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond February 28, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index (the “Treasury Bill Index”) by 400 basis points, or 4%, on an annualized basis. The Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. U.S. Treasury bills are backed by the full faith and credit of the U.S. government, and are generally considered a risk free investment. Investing in the fund, on the other hand, involves certain risks, including the risk of loss. In addition, an investment in the fund will be more volatile than an investment in U.S. Treasury bills. The fund’s portfolio managers will manage volatility by attempting to limit the fund’s tracking error relative to the Treasury Bill Index to a level consistent with achieving the return that the fund is seeking.

The fund seeks to outperform the Treasury Bill Index over a reasonable period of time, although there is no guarantee that it will be able to do so. Over shorter periods of time, investment returns will fluctuates as market conditions vary and may be lower than those of the Treasury Bill Index. Thus, the fund is designed for investors with longer term investment horizons – generally at least three years or more.

The fund seeks to achieve its objective by investing its assets across the following asset classes:
          U.S., international and emerging market equity securities,
          U.S., international and emerging market debt securities, including high-yield debt securities,
          Commodities,
          Currencies, and
          High quality, short-term debt securities and money market funds.
The fund gains exposure to the above asset classes (i) by investing in derivative instruments and exchange-traded funds (“ETFs”), (ii) by creating custom baskets of equity and debt securities, where each basket is designed to track the performance of a particular securities index (such as an industry, sector, country or region index) within certain parameters, and (iii) by investing directly in U.S. Treasury obligations, non-U.S. government obligations that have an investment grade rating from at least one rating agency and money market funds.

The fund will use derivative instruments such as options; futures contracts, including futures on equity and commodities indices, interest rate futures and currency futures; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. Derivatives may be entered into on established exchanges, either in the U.S. or in non-U.S. countries, or through privately negotiated transactions referred to as over-the-counter derivatives. In using derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investment, pool of investments, index or currency) and short positions (the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency).

The fund’s sub-adviser may allocate the fund’s assets among the different asset classes in different proportions at different times. The fund is not required to allocate its investments among the asset classes in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

		The sub-adviser allocates assets among the various asset classes based on its forecasted returns and its risk assessment for each asset class. The sub-adviser will seek to take advantage of both investment opportunities that are believed to have a high probability of success (long investment) and a high probability of failure (short investment). The sub-adviser regularly assesses and manages the overall risk profile of the fund’s portfolio, based on the fund’s exposure to each asset class, the volatility of the asset classes, and the correlation of returns among the different asset classes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, index-based ETFs are subject to tracking error risk, which is described below. ETFs are subject to fees and expenses (like management fees and operating expenses) and the fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities, which may detract from the fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies Risk—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

		Tracking Error Risk—The performance of an index-based ETF or a custom basket of securities designed to track the performance of an index may not replicate the performance of the index.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund’s performance from year to year for Class I shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class A or Class C shares, which have not been offered for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the fund’s performance from year to year for Class I shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2011, the fund’s highest and lowest quarterly returns were 4.45% and -0.20%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

		Performance is not shown for Class A or Class C shares, which have not been offered for a full calendar year.
Nuveen Tactical Market Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[3]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%	[4]
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	1,046
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	2,408
1 Year	rr_ExpenseExampleNoRedemptionYear01	711
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,046
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,404
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,408
Nuveen Tactical Market Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[3]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.17%	[4]
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	729
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,728
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	729
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,728
Nuveen Tactical Market Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.17%	[4]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	748
10 Years	rr_ExpenseExampleYear10	1,670
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	748
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,670
2010	rr_AnnualReturn2010	5.92%
2011	rr_AnnualReturn2011	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.20%)
1 Year	rr_AverageAnnualReturnYear01	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Nuveen Tactical Market Opportunities Fund | (return after taxes on distributions) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Nuveen Tactical Market Opportunities Fund | (return after taxes on distributions and sale of fund shares) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Nuveen Tactical Market Opportunities Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Nuveen Tactical Market Opportunities Fund | Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through February 28, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.20%, 1.95%, and 0.95% for Class A, Class C and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012